Offerings - Offering: 1	Aug. 16, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Other Rule	false
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	404,587
Proposed Maximum Offering Price per Unit	196.85
Maximum Aggregate Offering Price	$ 79,642,951
Fee Rate	0.01476%
Amount of Registration Fee	$ 11,755.3
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder, as a result of stock splits, stock dividends or other similar transactions.

(2)	This registration statement registers 404,587 shares of common stock for resale by the selling stockholders.

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (“Securities Act”), based on the average of the high and low prices of a share of common stock on The Nasdaq Global Market on August 12, 2024, which was $196.85.